Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [Abstract]
Reverse split, description	All the figures in this note were adjusted to reflect the 1:50 reverse split effective June 29, 2020, see note 12.A.
Options and warrants	55,817,296	22,810,291	3,468,948